Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Leavers rate per year		3.00%
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of PSU outstanding (in dollars per share)		$ 25.28	$ 25.60	$ 18.85
Intrinsic value of PSU		$ 40.3	$ 41.2	$ 21.6
Vested during period (in shares)	447,122		0	0